UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[ ] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person
To contact in connection with this filing.
______________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [ ]

[X] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001089877

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

LAUREL ROAD PRIME STUDENT LOAN TRUST 2020-A*
______________________________
Douglas M. Schosser, Chief Financial Officer
(216) 689-0432
Name and telephone number, including area code, of the person to contact in connection with this filing.
______________________________

*KeyBank National Association, as sponsor/securitizer/depositor, is filing this Form ABS-15G in respect of the issuance of asset-backed securities by the above referenced issuing entity.

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a Report of Independent Accountants on Applying Agreed-Upon Procedures, dated September 11, 2020, obtained by the Securitizer, with respect to certain due diligence services performed by Ernst & Young LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

KeyBank National Association	(Securitizer, Depositor or Underwriter)

Dated: September 14, 2020

/s/ Douglas M. Schosser	(Signature)
Douglas M. Schosser
Chief Financial Officer